UNITED STATES
			           SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                          Form 13F

                                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment ( );       Amendment Number:

This Amendment (Check only one.):   ( )is a restatement.
                                    ( )adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Polen Capital Management, Inc.
Address: 14502 North Dale Mabry Hwy.
         Suite 303
         Tampa, FL  33618

Form 13F File Number:   28-6100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name: Michael Jacqmin
Title: Chief Financial Officer
Phone: (813) 265-3565

Signature, Place, and Date of Signing:

Michael Jacqmin  Tampa, FL   7/25/01
[Signature]  [City, State]    [Date]

Report type (Check only one.):

* 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

  13F NOTICE.	(Check here if no holdings reported are in
  this report, and all holdings are reported by other reporting manager (s).)

  13F COMBINATION REPORT.	(Check here is a portion of the
  holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

American Express     Common    025816109     33899    873696  SH          Sole
Amgen Inc.           Common    031162100     67397   1110697  SH          Sole
Anheuser-Busch       Common    035229103     48376   1174176  SH          Sole
Dell Computer Corp.  Common    247025109     20334    777577  SH          Sole
Hearst-Argyle        Common    422317107     11698    584903  SH          Sole
Intel Corp.          Common    458140100     19480    665987  SH          Sole
McGraw Hill          Common    580645109     47335    715584  SH          Sole
Medtronic Inc.       Common    585055106     50141   1089790  SH          Sole
Microsoft Corp.      Common    594918104     57025    781176  SH          Sole
McDonald's Corp.     Common    580135101     29368   1085327  SH          Sole
Minn Mng & Mfg       Common    604059105     17921    157065  SH          Sole
Reynolds & Reynolds  Common    761695105     30199   1375844  SH          Sole
RadioShack           Common    875382103     19452    637779  SH          Sole
UPS CL B             Common    911312106     41602    719775  SH          Sole